RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Change in Fair Value of Derivative Assets and Liabilities Classified as Level III (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Energy Revenue
Net change in the Level III fair value category
Revenues include unrealized gains attributed to derivatives in the Level III category	CAD 7	CAD 3
Commodity contract | Power
Net change in the Level III fair value category
Balance at beginning of year	4	1
Transfers out of Level III	5	0
Total gains included in Net income	3	3
Sales	(2)	0
Settlements	(1)	0
Balance at end of year	9	CAD 4
Commodity contract | Power | Level III
Net change in the Level III fair value category
Decrease in fair value of outstanding derivative instruments included in Level III due to a 10% increase in commodity prices	2
Increase in fair value of outstanding derivative instruments included in Level III due to a 10% decrease in commodity prices	CAD 2